Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party - Schedule of Fair Value of Crypto Assets (Details) - Related Party [Member]	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Fair Value of Crypto Assets [Line Items]
Total Fair Value	$ 1,256,845,932	$ 737,007,086
Bitcoin [Member]
Schedule of Fair Value of Crypto Assets [Line Items]
Total Units	12,883	8,019
Total Fair Value	$ 1,131,333,447	$ 737,007,086
Ethereum [Member]
Schedule of Fair Value of Crypto Assets [Line Items]
Total Units	9,115
Total Fair Value	$ 27,180,630
XAUt [Member]
Schedule of Fair Value of Crypto Assets [Line Items]
Total Units	6,052
Total Fair Value	$ 26,258,305
XAUt - Term loan [Member]
Schedule of Fair Value of Crypto Assets [Line Items]
Total Units	16,613
Total Fair Value	$ 72,073,550